Net Loss Per Share - Summary of Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Legacy Rocket Lab preferred stock warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Equity shares	0	1,123,959	0	1,123,959
Legacy Rocket Lab common stock warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Equity shares	0	585,399	0	585,399
Stock Options And Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Equity shares	30,144,103	21,052,981	34,292,250	22,088,726
Public and Private Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Equity shares			16,264,516	0
Legacy Rocket Lab preferred stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Equity shares	0	283,843,764	0	283,843,764